Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments
Schedule of Contingent consideration

	Diabetes
	Alliance	Other	Total	Total
	2018	2018	2018	2017
	$m	$m	$m	$m
At 1 January	4,477	1,057	5,534	5,457
Settlements	(151)	–	(151)	(260)
Revaluations	–	38	38	(71)
Discount unwind	168	40	208	205
At 30 June	4,494	1,135	5,629	5,331